Reportable Segments - Schedule of Total Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenues	$ 552,520	$ 535,052	$ 566,792
United States [Member]
Disclosure of operating segments [line items]
Total revenues	229,076	250,842	308,485
Israel [Member]
Disclosure of operating segments [line items]
Total revenues	244,520	214,129	205,258
Europe [Member]
Disclosure of operating segments [line items]
Total revenues	62,409	55,180	39,247
Japan [Member]
Disclosure of operating segments [line items]
Total revenues	12,673	10,847	10,121
Other [Member]
Disclosure of operating segments [line items]
Total revenues	$ 3,842	$ 4,054	$ 3,681